Leases - Summary of balance sheet information about leases for lessee (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 1,248,308	₩ 1,217,179
Investment property	1,720,654	1,368,453	₩ 1,387,430
Lease liabilities
Current		345,224
Non-Current		798,416
Lease liability recognized	1,159,369	1,143,640
Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Investment property	1	19,456
Lease liabilities
Current	332,702
Non-Current	826,667
Lease liability recognized	1,159,369
Property and building [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets		1,073,207
Property and building [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	1,086,133
Machinery and telecommunication line facilities [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets		42,127
Machinery and telecommunication line facilities [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	64,443
Other [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets		₩ 101,845
Other [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 97,732